Consolidated Statement of Changes in Equity - PEN (S/) S/ in Thousands	Number of shares In thousands	Capital	Legal reserve	Voluntary reserve	Share premium	Other reserves	Retained earnings	Total	Non-controlling interest	Total
Balance at Dec. 31, 2018		S/ 729,434	S/ 132,011	S/ 29,974	S/ 992,144	S/ (170,620)	S/ 375,417	S/ 2,088,360	S/ 401,571	S/ 2,489,931
Balance (in Shares) at Dec. 31, 2018	729,434
- IFRS adoption							(1,462)	(1,462)		(1,462)
Initial balances restated		729,434	132,011	29,974	992,144	(170,620)	373,955	2,086,898	401,571	2,488,469
Initial balances restated (in Shares)	729,434
(Loss) profit for the year							(884,721)	(884,721)	46,079	(838,642)
Cash flow hedge						6		6		6
Foreign currency translation adjustment						(6,440)		(6,440)	(1,730)	(8,170)
Exchange difference from net investment in a foreign operation						(452)		(452)	(4)	(456)
Comprehensive income of the year						(6,886)	(884,721)	(891,607)	44,345	(847,262)
Transactions with shareholders:
- Dividend distribution									(12,762)	(12,762)
- Contributions (devolution) of non-controlling shareholders, net									(32,996)	(32,996)
- Additional acquisition of non-controlling					1,883			1,883	(1,883)
- Capital Increase		142,484			138,152			280,636		280,636
- Capital Increase (in Shares)	142,484
Total transactions with shareholders		142,484			140,035			282,519	(47,641)	234,878
Total transactions with shareholders (in Shares)	142,484
Balance at Dec. 31, 2019		871,918	132,011	29,974	1,132,179	(177,506)	(510,766)	1,477,810	398,275	1,876,085
Balance (in Shares) at Dec. 31, 2019	871,918
(Loss) profit for the year							(217,871)	(217,871)	27,527	(190,344)
Cash flow hedge						(594)		(594)	(32)	(626)
Foreign currency translation adjustment						8,158		8,158	146	8,304
Exchange difference from net investment in a foreign operation						708		708		708
Comprehensive income of the year						8,272	(217,871)	(209,599)	27,641	(181,958)
Transactions with shareholders:
- Dividend distribution									(82,412)	(82,412)
- Contributions (devolution) of non-controlling shareholders, net									(15,725)	(15,725)
- Additional acquisition of non-controlling					(605)			(605)	(89)	(694)
Total transactions with shareholders					(605)			(605)	(98,226)	(98,831)
Balance at Dec. 31, 2020		871,918	132,011	29,974	1,131,574	(169,234)	(728,637)	1,267,606	327,690	1,595,296
Balance (in Shares) at Dec. 31, 2020	871,918
(Loss) profit for the year							(153,210)	(153,210)	36,122	(117,088)
Foreign currency translation adjustment						(5,957)		(5,957)	(30)	(5,987)
Exchange difference from net investment in a foreign operation						(425)		(425)	(3)	(428)
Comprehensive income of the year						(6,382)	(153,210)	(159,592)	36,089	(123,503)
Transactions with shareholders:
- Dividend distribution									(42,974)	(42,974)
- Contributions (devolution) of non-controlling shareholders, net									(27,104)	(27,104)
- Additional acquisition of non-controlling						39,669		39,669	(39,669)
- Deconsolidation Adexus S.A.							52,133	52,133		52,133
- Dilution of non-controlling shareholders									(582)	(582)
Total transactions with shareholders						39,669	52,133	91,802	(110,329)	(18,527)
Balance at Dec. 31, 2021		S/ 871,918	S/ 132,011	S/ 29,974	S/ 1,131,574	S/ (135,947)	S/ (829,714)	S/ 1,199,816	S/ 253,450	S/ 1,453,266
Balance (in Shares) at Dec. 31, 2021	871,918